Shareholder Report, Holdings (Details)	Aug. 31, 2025
C000005543 | Maryland
Holdings [Line Items]
Percent of Net Asset Value	92.90%
C000005543 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000005543 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000005543 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000005543 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000005543 | General Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000005543 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000005543 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000005543 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000005543 | Hospital Revenue
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000005543 | Air & Sea Transportation
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000005543 | Pre-Refunded
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000005543 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000005543 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005543 | Other 2
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000193182 | Maryland
Holdings [Line Items]
Percent of Net Asset Value	92.90%
C000193182 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000193182 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000193182 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000193182 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000193182 | General Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000193182 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000193182 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000193182 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000193182 | Hospital Revenue
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000193182 | Air & Sea Transportation
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000193182 | Pre-Refunded
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000193182 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000193182 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000193182 | Other 2
Holdings [Line Items]
Percent of Net Asset Value	5.30%